Investments - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
		Feb. 28, 2017 USD ($)	Dec. 31, 2017 USD ($) Investment	Dec. 31, 2016 USD ($) Investment		Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Carrying value of investments held on deposit with various insurance departments and in other trusts			$ 24,179	$ 28,098
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities | Investment			865	1,088
Fair value of securities on loan			$ 2,613,073	$ 2,798,597
Collateral held	[1]		2,675,912	2,888,157	[2]
Non Cash collateral received			18,866	326,938
Cash collateral received			2,657,046	2,561,219
Fair value of reverse repurchase agreements			860,800	100,000
Fair value of reverse repurchase agreements, collateral			864,279	100,000
Realized investment gain upon initial consolidation						$ 31,832
Available-for-sale, at fair value			98,805,288	87,546,971
Notes payable			68,628	76,916
Sale of investments		$ 16,540
Loss on sale of investments		$ 1,541	85,171	(47,558)		$ 80,225
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Available-for-sale, at fair value				19,833
Collateralized debt obligations
Schedule of Investments [Line Items]
Available-for-sale, at fair value			$ 27,565	19,931
Collateralized debt obligations | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Other invested assets				43,640
Available-for-sale, at fair value				10,604
Junior tranche Notes
Schedule of Investments [Line Items]
Notes payable				$ 565
Minimum
Schedule of Investments [Line Items]
Interest rates on investments in new mortgage loans			3.40%	3.00%
Maximum
Schedule of Investments [Line Items]
Interest rates on investments in new mortgage loans			4.90%	4.60%
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities			$ 303,565	$ 763,051
Percentage of unrealized loss			92.80%	90.20%

[1]	There is no contractual maturity on the lending agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the collateral immediately.
[2]	The previously issued 2016 Consolidated Financial Statements disclosed only the cash collateral received by loaned security type. These amounts have been updated to conform with current year presentation to include noncash and cash collateral received by loaned security type.